JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Emerging Markets Debt Fund

JPMorgan Inflation Managed Bond Fund

JPMorgan Multi-Sector Income Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

JPMORGAN TRUST II

J.P. Morgan Income Funds

JPMorgan Core Bond Fund

JPMorgan Core Plus Bond Fund

JPMorgan Government Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

JPMorgan Short Duration Bond Fund

JPMorgan Treasury & Agency Fund

JPMorgan Limited Duration Bond Fund

(All Share Classes)

Supplement dated November 25, 2013

to the Statements of Additional Information

dated July 1, 2013, as supplemented

Changes to Finders’ Fees. Effective January 2, 2014, the Finders’ Fees schedules applicable to Class A Shares purchased on or after January 2, 2014 of the JPMorgan Limited Duration Bond Fund, the JPMorgan Treasury & Agency Fund, and the JPMorgan Short Duration Bond Fund will change. In connection with this change, the following replaces the disclosure under Finders’ Fee Commissions on pages 43-44 of the Part I of the Statement of Additional Information effective immediately:

Finders’ Fee Commissions

Financial Intermediaries who sell $500,000 or more of Class A Shares in the aggregate of certain J.P. Morgan Income Funds or $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, JPMorgan SmartAllocation Funds, the other J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively, “Qualifying Funds”) may receive finders’ fees.

With respect to sales of the Mortgage-Backed Securities Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Mortgage-Backed Securities Fund, is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.50% of the sale of the Class A Shares of the Mortgage Backed Securities Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.50% of gross sales on sales of Class A Shares of the Mortgage-Backed Securities Fund to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns of the Fund on behalf of participants within 12 months of

SUP-SAI-FEES-1113

the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.50% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

With respect to sales of the Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund made prior to January 2, 2014, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$500,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Limited Duration Bond Fund, Short Duration Bond Fund, or Treasury & Agency Fund is less than $500,000, the Financial Intermediary will receive a finder’s fee equal to 0.50% of the sale of the Class A Shares of the Short Duration Bond Fund, Limited Duration Bond Fund, or Treasury & Agency Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.50% of gross sales on sales of Class A Shares of the JPMorgan Limited Duration Bond Fund, JPMorgan Short Duration Bond Fund, and JPMorgan Treasury & Agency Fund purchased prior to January 2, 2014 to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns of these Funds on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.50% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

With respect to sales of the Limited Duration Bond Fund, Short Duration Bond Fund and Treasury & Agency Fund made on or after January 2, 2014, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$500,000 – $3,999,999*	0.75%
$4,000,000 – $9,999,999	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Limited Duration Bond Fund, Short Duration Bond Fund, or Treasury & Agency Fund is less than $500,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Short Duration Bond Fund, Limited Duration Bond Fund, or Treasury & Agency Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of gross sales on sales of Class A Shares of the Limited Duration Bond Fund, Short Duration Bond Fund, and Treasury & Agency Fund purchased on or after January 2, 2014 to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns of these Funds on behalf of participants within 18 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 18 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

With respect to sales of the other Income Funds, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund (other than Class A Shares of the Mortgage-Backed Securities Fund, Limited Duration Bond Fund, Short Duration Bond Fund, and Treasury & Agency Fund) is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Fund (other than the Mortgage-Backed Securities Fund, Limited Duration Bond Fund, Short Duration Bond Fund, and Treasury & Agency Fund). The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of gross sales on sales of Class A Shares of the other Income Funds to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 18 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 18 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Floating Rate Income Fund

Supplement dated November 25, 2013

to the Statement of Additional Information dated December 28, 2012, as supplemented

Changes to Finder’s Fees. Effective January 2, 2014, the Finder’s Fees schedules applicable to Class A Shares purchased on or after January 2, 2014 of the JPMorgan Floating Rate Income Fund will change. In connection with this change, the following replaces the disclosure under Finders’ Fee Commissions on pages 13-14 of Part I of the Statement of Additional Information effective immediately:

Finders’ Fee Commissions

Financial Intermediaries who sell $500,000 or more of Class A Shares in the aggregate of certain J.P. Morgan Income Funds or who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, JPMorgan SmartAllocation Funds, the other J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively, “Qualifying Funds”) may receive finders’ fees.

With respect to sales of Class A Shares of the Fund made prior to January 2, 2014, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to sales of Class A Shares of the Fund made on or after January 2, 2014, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$500,000 – $3,999,999*	0.75%
$4,000,000 – $9,999,999	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Fund is less than $500,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 18 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 18 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-FRI-1113

JPMORGAN TRUST I

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMORGAN TRUST II

J.P. Morgan Municipal Bond Funds

JPMorgan Arizona Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

JPMorgan Municipal Income Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Short-Intermediate Municipal Bond Fund

JPMorgan Tax Free Bond Fund

(All Share Classes)

Supplement dated November 25, 2013

to the Statement of Additional Information

dated December 28, 2012, as supplemented

Changes to Finder’s Fees. Effective January 2, 2014, the Finder’s Fees schedules applicable to Class A Shares purchased on or after January 2, 2014 of the JPMorgan Short-Intermediate Municipal Bond Fund will change. In connection with this change, the following replaces the disclosure under Finders’ Fee Commissions on pages 60-61 of Part I of the Statement of Additional Information effective immediately:

Finders’ Fee Commissions

Financial Intermediaries who sell $500,000 or more of Class A Shares in the aggregate of certain J.P. Morgan Income Funds or who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, JPMorgan SmartAllocation Funds, the other J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively, “Qualifying Funds”) may receive finders’ fees.

With respect to sales of Class A Shares of the Short-Intermediate Municipal Bond Fund made prior to January 2, 2014, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$500,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Short-Intermediate Municipal Bond Fund is less than $500,000, the Financial Intermediary will receive a finder’s fee equal to 0.50% of the sale of the Class A Shares of the Short-Intermediate Municipal Bond Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.50% of gross sales on sales of Class A Shares of the Short-Intermediate Municipal Bond Fund purchased prior to January 2, 2014 to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns of the Fund on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.50% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

SUP-SAI-MUNI-1113

With respect to sales of Class A Shares of the Short-Intermediate Municipal Bond Fund made on or after January 2, 2014, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$500,000 – $3,999,999*	0.75%
$4,000,000 – $9,999,999	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Short-Intermediate Municipal Bond Fund is less than $500,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Short-Intermediate Municipal Bond Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of gross sales on sales of Class A Shares of the Short-Intermediate Municipal Bond Fund purchased on or after January 2, 2014 to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns of the Fund on behalf of participants within 18 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 18 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

With respect to sales of Class A Shares of the other Municipal Bond Funds, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund (other than Class A Shares of the Short-Intermediate Municipal Bond Fund) is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Fund (other than the Short-Intermediate Municipal Bond Fund). The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of gross sales on sales of Class A Shares of the other Municipal Bond Funds to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 18 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 18 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMORGAN TRUST I

J.P. Morgan Income Funds

JPMorgan Short Duration High Yield Fund

(All Share Classes)

Supplement dated November 25, 2013

to the Statement of Additional Information dated February 27, 2013, as supplemented

Changes to Finder’s Fees. Effective January 2, 2014, the Finder’s Fees schedules applicable to Class A Shares purchased on or after January 2, 2014 of the JPMorgan Short Duration High Yield Fund will change. In connection with this change, the following replaces the disclosure under Finders’ Fee Commissions on page 13 of Part I of the Statement of Additional Information effective immediately:

Finders’ Fee Commissions

Financial Intermediaries who sell $500,000 or more of Class A Shares in the aggregate of certain J.P. Morgan Income Funds or who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, JPMorgan SmartAllocation Funds, the J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively, “Qualifying Funds”) may receive finders’ fees.

With respect to sales of Class A Shares of the Fund made prior to January 2, 2014, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$500,000 – $9,999,999*	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Fund is less than $500,000, the Financial Intermediary will receive a finder’s fee equal to 0.50% of the sale of the Class A Shares of the Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.50% of gross sales on sales of Class A Shares of the Fund purchased prior to January 2, 2014 to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns of the Fund on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.50% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

With respect to sales of Class A Shares of the Fund made on or after January 2, 2014, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$500,000 – $3,999,999*	0.75%
$4,000,000 – $9,999,999	0.50%
$10,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Fund is less than $500,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

SUP-SAI-SDHY-1113

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of gross sales on sales of Class A Shares of the Fund purchased on or after January 2, 2014 to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns of the Fund on behalf of participants within 18 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 18 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE